Quarterly Holdings Report
for
Fidelity® Sustainable Emerging Markets Equity Fund
January 31, 2026
MAR-NPRT1-0426
1.9904434.103
Common Stocks - 95.8%
	Shares	Value ($)
AUSTRALIA - 1.4%
Materials - 1.4%
Metals & Mining - 1.4%
Anglogold Ashanti Plc	3,342	310,372
BRAZIL - 5.1%
Consumer Discretionary - 0.7%
Household Durables - 0.3%
Cury Construtora e Incorporadora SA	10,396	68,250
Specialty Retail - 0.4%
Vibra Energia SA	17,289	94,481
TOTAL CONSUMER DISCRETIONARY		162,731
Financials - 2.4%
Banks - 1.4%
Itau Unibanco Holding SA	22,358	193,300
NU Holdings Ltd/Cayman Islands Class A (a)	7,389	131,155
		324,455
Capital Markets - 0.6%
Banco BTG Pactual SA unit	11,513	131,149
Financial Services - 0.4%
StoneCo Ltd Class A (a)	6,213	100,278
TOTAL FINANCIALS		555,882
Industrials - 0.6%
Ground Transportation - 0.6%
Localiza Rent a Car SA	14,714	135,292
Materials - 0.5%
Metals & Mining - 0.5%
Gerdau SA ADR	25,441	108,633
Utilities - 0.9%
Electric Utilities - 0.9%
Axia Energia	15,945	164,730
Axia Energia Series C	2,997	30,068
TOTAL UTILITIES		194,798
TOTAL BRAZIL		1,157,336
CHILE - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
Antofagasta PLC	3,019	150,701
CHINA - 27.6%
Communication Services - 6.0%
Entertainment - 0.7%
Netease Inc ADR	385	49,599
Tencent Music Entertainment Group Class A ADR	7,145	119,893
		169,492
Interactive Media & Services - 5.3%
Baidu Inc A Shares (a)	5,079	97,352
Tencent Holdings Ltd	14,134	1,086,365
		1,183,717
TOTAL COMMUNICATION SERVICES		1,353,209
Consumer Discretionary - 7.5%
Automobile Components - 0.4%
Ningbo Joyson Electronic Corp H Shares	44,318	95,647
Automobiles - 0.7%
BYD Co Ltd H Shares	12,275	153,031
Broadline Retail - 4.3%
Alibaba Group Holding Ltd	45,046	958,290
Diversified Consumer Services - 0.4%
New Oriental Education & Technology Group Inc ADR	1,563	94,374
Hotels, Restaurants & Leisure - 1.7%
H World Group Ltd ADR	4,943	234,842
Meituan B Shares (a)(b)(c)	3,276	40,499
Trip.com Group Ltd ADR	1,740	106,784
		382,125
TOTAL CONSUMER DISCRETIONARY		1,683,467
Consumer Staples - 0.5%
Beverages - 0.3%
Eastroc Beverage Group Co Ltd A Shares (China)	698	25,116
Kweichow Moutai Co Ltd A Shares (China)	211	42,523
		67,639
Personal Care Products - 0.2%
Mao Geping Cosmetics Co LTD H Shares	4,742	52,506
TOTAL CONSUMER STAPLES		120,145
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
PetroChina Co Ltd H Shares	33,823	40,178
Financials - 5.3%
Banks - 2.3%
China Construction Bank Corp H Shares	398,846	402,727
China Merchants Bank Co Ltd H Shares	5,519	33,811
Industrial & Commercial Bank of China Ltd H Shares	104,843	87,100
		523,638
Insurance - 3.0%
China Life Insurance Co Ltd H Shares	33,039	147,515
China Pacific Insurance Group Co Ltd H Shares	9,078	45,785
People's Insurance Co Group of China Ltd/The H Shares	34,861	30,344
PICC Property & Casualty Co Ltd H Shares	86,722	179,725
Ping An Insurance Group Co of China Ltd H Shares	31,403	291,274
		694,643
TOTAL FINANCIALS		1,218,281
Health Care - 1.9%
Biotechnology - 0.3%
Innovent Biologics Inc (a)(b)(c)	7,516	78,026
Life Sciences Tools & Services - 0.8%
Wuxi Apptec Co Ltd H Shares (b)(c)	12,589	179,196
Pharmaceuticals - 0.8%
Consun Pharmaceutical Group Ltd	30,501	70,551
Hansoh Pharmaceutical Group Co Ltd (b)(c)	22,911	113,205
		183,756
TOTAL HEALTH CARE		440,978
Industrials - 2.3%
Electrical Equipment - 1.0%
Contemporary Amperex Technology Co Ltd A Shares (China)	2,675	134,679
Sieyuan Electric Co Ltd A Shares (China)	2,200	58,483
Sungrow Power Supply Co Ltd A Shares (China)	2,431	52,804
		245,966
Machinery - 1.3%
Huaming Power Equipment Co Ltd A Shares (China)	23,845	102,148
UBTech Robotics Corp Ltd H Shares (a)	5,411	96,901
Weichai Power Co Ltd H Shares	25,956	88,445
		287,494
TOTAL INDUSTRIALS		533,460
Information Technology - 1.9%
Semiconductors & Semiconductor Equipment - 1.4%
Anji Microelectronics Technology Shanghai Co Ltd A Shares (China)	2,867	111,257
Daqo New Energy Corp ADR (a)	2,629	64,989
Montage Technology Co Ltd A Shares (China)	5,413	141,598
		317,844
Software - 0.0%
Pony AI Inc ADR (a)	602	8,355
Technology Hardware, Storage & Peripherals - 0.5%
Xiaomi Corp B Shares (a)(b)(c)	26,330	119,185
TOTAL INFORMATION TECHNOLOGY		445,384
Materials - 2.0%
Metals & Mining - 2.0%
MMG Ltd (a)	170,682	224,820
Zijin Mining Group Co Ltd H Shares	44,737	239,946
TOTAL MATERIALS		464,766
TOTAL CHINA		6,299,868
GREECE - 1.9%
Financials - 1.9%
Banks - 1.9%
Alpha Bank SA	13,872	66,405
Eurobank SA	36,628	179,529
National Bank of Greece SA	10,893	192,583

TOTAL GREECE		438,517
HONG KONG - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
Futu Holdings Ltd Class A ADR (a)	426	69,254
HUNGARY - 1.2%
Financials - 1.0%
Banks - 1.0%
OTP Bank Nyrt	1,754	220,979
Health Care - 0.2%
Pharmaceuticals - 0.2%
Richter Gedeon Nyrt	1,698	56,832
TOTAL HUNGARY		277,811
INDIA - 8.9%
Communication Services - 1.1%
Wireless Telecommunication Services - 1.1%
Bharti Airtel Ltd	11,551	248,004
Consumer Discretionary - 0.7%
Automobiles - 0.5%
Mahindra & Mahindra Ltd	2,748	102,848
Broadline Retail - 0.0%
Meesho	11,465	21,775
Hotels, Restaurants & Leisure - 0.2%
Eternal Ltd (a)	12,229	36,489
TOTAL CONSUMER DISCRETIONARY		161,112
Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Reliance Industries Ltd	23,748	361,397
Financials - 3.7%
Banks - 2.8%
Axis Bank Ltd	5,988	89,493
HDFC Bank Ltd	24,983	253,185
HDFC Bank Ltd ADR	1,250	40,475
ICICI Bank Ltd	9,524	140,858
State Bank of India	9,798	115,099
		639,110
Capital Markets - 0.2%
HDFC Asset Management Co Ltd (b)(c)	1,900	52,128
Consumer Finance - 0.3%
Bajaj Finance Ltd	7,113	72,131
Insurance - 0.4%
HDFC Life Insurance Co Ltd (b)(c)	6,531	52,066
SBI Life Insurance Co Ltd (b)(c)	1,819	39,646
		91,712
TOTAL FINANCIALS		855,081
Industrials - 1.1%
Aerospace & Defense - 0.1%
Hindustan Aeronautics Ltd (b)	640	32,242
Construction & Engineering - 0.9%
Larsen & Toubro Ltd	4,153	178,102
Passenger Airlines - 0.1%
InterGlobe Aviation Ltd (b)(c)	651	32,634
TOTAL INDUSTRIALS		242,978
Information Technology - 0.7%
IT Services - 0.7%
Infosys Ltd	5,667	101,419
Tata Consultancy Services Ltd	1,960	66,775
TOTAL INFORMATION TECHNOLOGY		168,194
TOTAL INDIA		2,036,766
INDONESIA - 0.6%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Telkom Indonesia Persero Tbk PT	176,188	37,662
Financials - 0.4%
Banks - 0.4%
Bank Central Asia Tbk PT	206,760	91,357
TOTAL INDONESIA		129,019
KOREA (SOUTH) - 15.8%
Communication Services - 1.1%
Diversified Telecommunication Services - 0.1%
KT Corp	590	23,160
Entertainment - 0.7%
HYBE Co Ltd	565	145,658
Interactive Media & Services - 0.3%
Kakao Corp	1,046	44,270
NAVER Corp	187	35,448
		79,718
TOTAL COMMUNICATION SERVICES		248,536
Consumer Discretionary - 0.8%
Automobiles - 0.8%
Hyundai Motor Co	438	150,958
Kia Corp	398	41,865
TOTAL CONSUMER DISCRETIONARY		192,823
Financials - 1.3%
Banks - 1.3%
KB Financial Group Inc	1,411	131,037
Shinhan Financial Group Co Ltd	1,465	84,951
Woori Financial Group Inc	3,424	71,396
TOTAL FINANCIALS		287,384
Health Care - 0.5%
Life Sciences Tools & Services - 0.5%
Samsung Biologics Co Ltd (a)(b)(c)	93	111,864
Industrials - 1.4%
Electrical Equipment - 1.0%
Doosan Enerbility Co Ltd (a)	1,327	82,873
LS Electric Co Ltd (a)	372	145,135
		228,008
Machinery - 0.4%
Samsung Heavy Industries Co Ltd (a)	4,731	96,040
TOTAL INDUSTRIALS		324,048
Information Technology - 10.7%
Semiconductors & Semiconductor Equipment - 4.3%
SK Hynix Inc	1,569	983,106
Technology Hardware, Storage & Peripherals - 6.4%
Samsung Electronics Co Ltd	13,179	1,458,046
TOTAL INFORMATION TECHNOLOGY		2,441,152
TOTAL KOREA (SOUTH)		3,605,807
MALAYSIA - 0.3%
Financials - 0.3%
Banks - 0.3%
CIMB Group Holdings Bhd	37,230	81,033
MEXICO - 1.7%
Consumer Staples - 0.0%
Beverages - 0.0%
Fomento Economico Mexicano SAB de CV ADR	309	32,247
Financials - 0.8%
Banks - 0.8%
Grupo Financiero Banorte SAB de CV	12,481	141,100
Regional SAB de CV	3,973	35,461
TOTAL FINANCIALS		176,561
Health Care - 0.3%
Pharmaceuticals - 0.3%
Genomma Lab Internacional SAB de CV	68,433	65,551
Industrials - 0.3%
Transportation Infrastructure - 0.3%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	3,943	57,387
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Corp Inmobiliaria Vesta SAB de CV ADR	2,138	66,150
TOTAL MEXICO		397,896
PERU - 1.1%
Financials - 1.1%
Banks - 1.1%
Credicorp Ltd	679	242,288
PHILIPPINES - 0.9%
Industrials - 0.8%
Transportation Infrastructure - 0.8%
International Container Terminal Services Inc	16,160	176,074
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Ayala Land Inc	56,415	20,346
TOTAL PHILIPPINES		196,420
POLAND - 0.6%
Financials - 0.4%
Banks - 0.4%
Powszechna Kasa Oszczednosci Bank Polski SA	3,261	84,971
Industrials - 0.2%
Professional Services - 0.2%
Benefit Systems SA (a)	47	50,797
TOTAL POLAND		135,768
SAUDI ARABIA - 1.3%
Financials - 1.3%
Banks - 1.3%
Al Rajhi Bank	5,822	166,401
Saudi National Bank/The	11,358	135,846

TOTAL SAUDI ARABIA		302,247
SINGAPORE - 0.4%
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
Sea Ltd Class A ADR (a)	779	90,746
SOUTH AFRICA - 2.8%
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
Naspers Ltd Class N	1,519	93,001
Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.5%
Shoprite Holdings Ltd	6,912	114,041
Financials - 1.1%
Banks - 0.7%
Capitec Bank Holdings Ltd	413	110,888
Standard Bank Group Ltd	2,348	43,151
		154,039
Financial Services - 0.4%
FirstRand Ltd	16,591	94,633
TOTAL FINANCIALS		248,672
Materials - 0.8%
Chemicals - 0.5%
Sasol Ltd (a)	15,478	109,326
Metals & Mining - 0.3%
Valterra Platinum Ltd	742	66,667
TOTAL MATERIALS		175,993
TOTAL SOUTH AFRICA		631,707
TAIWAN - 21.0%
Financials - 0.1%
Banks - 0.1%
E.Sun Financial Holding Co Ltd	36,227	38,332
Industrials - 0.6%
Electrical Equipment - 0.6%
Bizlink Holding Inc	3,223	132,739
Information Technology - 20.3%
Communications Equipment - 0.5%
Accton Technology Corp	3,130	110,564
Electronic Equipment, Instruments & Components - 4.8%
Chroma ATE Inc	7,082	219,875
Delta Electronics Inc	11,092	428,710
Elite Material Co Ltd	2,200	121,622
Hon Hai Precision Industry Co Ltd	18,754	131,008
Unimicron Technology Corp	7,722	92,596
Yageo Corp	12,358	108,644
		1,102,455
Semiconductors & Semiconductor Equipment - 15.0%
ASE Technology Holding Co Ltd	13,247	122,788
MediaTek Inc	7,200	401,457
Taiwan Semiconductor Manufacturing Co Ltd	52,439	2,890,937
		3,415,182
TOTAL INFORMATION TECHNOLOGY		4,628,201
TOTAL TAIWAN		4,799,272
THAILAND - 1.1%
Financials - 0.3%
Banks - 0.3%
Kasikornbank PCL	12,155	72,429
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Bumrungrad Hospital Pcl	5,100	27,076
Industrials - 0.7%
Transportation Infrastructure - 0.7%
Airports of Thailand PCL	91,098	145,093
TOTAL THAILAND		244,598
TURKEY - 0.1%
Financials - 0.1%
Banks - 0.1%
Akbank TAS	20,200	43,175
UNITED ARAB EMIRATES - 0.6%
Energy - 0.2%
Energy Equipment & Services - 0.2%
ADNOC Drilling Co PJSC	33,696	48,904
Financials - 0.4%
Banks - 0.4%
Abu Dhabi Commercial Bank PJSC	6,902	28,604
First Abu Dhabi Bank PJSC	10,362	52,480
TOTAL FINANCIALS		81,084
TOTAL UNITED ARAB EMIRATES		129,988
UNITED STATES - 0.5%
Health Care - 0.5%
Biotechnology - 0.5%
BeOne Medicines Ltd H Shares (a)	4,190	110,809
TOTAL COMMON STOCKS (Cost $17,528,521)		21,881,398

Money Market Funds - 6.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $1,442,605)	3.70	1,442,316	1,442,605

TOTAL INVESTMENT IN SECURITIES - 102.1% (Cost $18,971,126)	23,324,003
NET OTHER ASSETS (LIABILITIES) - (2.1)%	(474,567)
NET ASSETS - 100.0%	22,849,436

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $850,691 or 3.7% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $818,449 or 3.6% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	814,548	4,182,961	3,554,909	7,310	5	-	1,442,605	1,442,316	0.0%
Total	814,548	4,182,961	3,554,909	7,310	5	-	1,442,605

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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